Fair Value Measurements (Details 1) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 49,604,108
Purchase of Investments	3,629,636
Proceeds from Sale of Investments
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,859,940)
Note Converted to Stock
Transfers out of Level 3	(1,186,193)	[1]
Balance at end	47,187,611
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	13,901,019
Purchase of Investments	29,944
Proceeds from Sale of Investments
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,881,024)
Note Converted to Stock
Transfers out of Level 3	(1,036,928)	[1]
Balance at end	9,013,011
Convertible Notes Payable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	5,634,867
Purchase of Investments
Proceeds from Sale of Investments
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	450,000
Note Converted to Stock	(3,634,867)
Transfers out of Level 3		[1]
Balance at end	2,450,000
Preferred Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	4,207,367
Purchase of Investments	1,589,684
Proceeds from Sale of Investments
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,927,275)
Note Converted to Stock	3,634,867
Transfers out of Level 3		[1]
Balance at end	7,504,643
Special Purpose Vehicles [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	25,860,855
Purchase of Investments	2,010,008
Proceeds from Sale of Investments
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	498,359
Note Converted to Stock
Transfers out of Level 3	(149,265)	[1]
Balance at end	$ 28,219,957

[1]	Level 3 transfers are done using fair market value as of December 31, 2023.